Convertible Notes Payable Disclosure	Mar. 31, 2023
Notes
Convertible Notes Payable Disclosure

Note 6 - Convertible Notes Payable

As of March 31, 2023 and December 31, 2022, convertible notes payable consisted of the following:

	March 31, 2023	December 31, 2022
	(Unaudited)
Principal amount	$79,250	$79,250
Less: unamortized debt discount	(40,386)	(59,926)
Convertible notes payable, net	$38,864	$19,324

Boot Capital, LLC

On October 3, 2022, the Company entered into an 8% convertible note in the amount of $79,250 less legal and financing costs of $4,250 for net proceeds of $75,000 with Boot Capital LLC. The principal and accrued interest is payable on or before October 3, 2023. The note may not be prepaid except under certain conditions. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of twenty-two percent (22%) per annum from the due date thereof until the same is paid. At the option of the Holder, but not before 180 days from the date of issuance, the holder may elect to convert all or part of the convertible into the Company’s common stock. The conversion price shall mean 65% multiplied by the average two lowest trading price (representing a discount rate of 35%) during the previous 15 trading day period ending on the latest complete trading day prior to the date of this note. During the first 90 to 180 days following the date of this note, the Company has the right to prepay the principal and accrued but unpaid interest due under this note together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 120% to 125% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such note. There were no conversions during the three months ended March 31, 2023. The outstanding balance at March 31, 2023 and December 31, 2022 was $79,250 for both periods. Accrued interest at March 31, 2023 and December 31, 2022 was $3,109 and $1,546, respectively.

Amortization of debt discounts and financing cost

For the three months ended March 31, 2023 and 2022, amortization of debt discounts and financing cost related to all the convertible notes above amounted to $19,541 and $256,765, respectively, which has been amortized and included in amortization of debt discount and deferred financing cost on the accompanying unaudited condensed consolidated statements of operations.